Accounts Receivable (Details Textual)	Dec. 31, 2013	Dec. 31, 2012
Casino 1 [Member]
Accounts And Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	41.00%	42.00%
Casino 2 [Member]
Accounts And Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	33.00%	32.00%
Casino 3 [Member]
Accounts And Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	12.00%	26.00%
Casino 4 [Member]
Accounts And Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	9.00%
Gaming Promoter [Member]
Accounts And Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	5.00%